Shareholders’ equity	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Shareholders’ equity	Shareholders’ equity
In August 2022, the Company issued 3,500,000 common shares at par value CHF 0.10 per share. The shares were fully subscribed for by Molecular Partners Inc., a fully owned subsidiary of the Company. As of December 31, 2023 and 2022, all 3,500,000 common shares were held as treasury shares of the Company. The purpose of the share issuance was to replenish the Company’s pool of treasury shares that the Company can use in the future to raise funds, including in connection with the Company’s at-the-market sales program for American Depositary Shares established in July 2022.
The total amount presented as Treasury shares reserve in the consolidated statement of financial position, is comprised of CHF 350,000 of the nominal value of the treasury shares and CHF 631,336 of transaction costs incurred directly related to the issuance. The amount of CHF 350,000 was a non-cash transaction for the Group.
Classes of share capital
Ordinary share capital
On December 31, 2023, the Company’s issued share capital amounted to CHF 3,635,430 divided into 36,354,297 fully paid registered shares with a par value of CHF 0.10 each. Ordinary shares are entitled to one vote per share and rank equally with regard to the Company's residual assets and dividends (if any should be declared in the future).

Ordinary shares
Shares in issue at December 31, 2020	29,146,992
Issued in relation to June 2021 IPO	3,000,000
Issued in relation to vesting of PSU, RSU and options	145,656
Shares in issue at December 31, 2021	32,292,648
Issued in relation to creation of treasury shares in August 2022	3,500,000
Issued in relation to vesting of PSU, RSU and options	252,058
Shares in issue at December 31, 2022	36,044,706
Issued in relation to vesting of PSU, RSU and options	309,591
Shares in issue at December 31, 2023	36,354,297
The Company’s share capital registered with the Swiss Commercial Register on December 31, 2023 amounted to CHF 3,604,471 divided into 36,044,706 fully paid up registered shares with a par value of CHF 0.10 per share.
The capital increases in 2023 triggered by the option exercises and the vesting of Performance Share Units ("PSU") and Restricted Share Units ("RSU"), from the RSU Plan 2020 and PSU Plans 2020, 2021 and 2022 was registered with the Commercial Register on January 31, 2024.
Authorized share capital
On December 31, 2023, the Company had an authorized share capital in the amount of up to CHF 457,316 which allows for the issuance of up to 4,573,162 fully paid up registered shares with a par value of CHF 0.10 per share, which is valid until April 13, 2024. This authorized capital of up to CHF 457,316 equates to approximately 13% of the existing share capital. As approved by the annual general meeting on April 13, 2022, the authorized share capital was increased by CHF 350,000 from CHF 457,316 to CHF 807,316. In August 2022, the authorized share capital was subsequently reduced by CHF 350,000 from CHF 807,316 to CHF 457,316 due to the creation of treasury shares.
The Board of Directors is authorized to determine the issue price, type of payment, time of the issuance, conditions for the exercise of the preemptive rights and the date from which the shares carry the right to dividends. The Board of Directors can issue new shares by means of an underwriting arrangement by a bank or another third party with a subsequent offer of these shares to the existing shareholders or third parties (if the preemptive rights of the existing shareholders have been denied or not been duly exercised). The Board of Directors is authorized to permit, to restrict or to deny the trade of preemptive rights. The Board of Directors may permit preemptive rights that have been granted but not exercised to expire or it may place these rights respectively the shares as to which preemptive rights have been granted but not exercised, at market conditions or use them for other purposes in the interest of the Group.
The Board of Directors is further authorized to restrict or deny the preemptive rights of shareholders and to allocate them to third parties: (a) for the acquisition of companies, parts of companies or participations, for the acquisition of products, intellectual property or licenses, for investment projects or for the financing or refinancing of such transactions through a placement of shares, (b) for the purpose of broadening the shareholder constituency or in connection with a listing of shares on domestic or foreign stock exchanges, (c) if the issue price of the new shares is determined by reference to the market price, (d) for purposes of granting an over-allotment option (greenshoe) of up to 20% of the total number of shares in a placement or sale of shares to the respective initial purchasers or underwriters, (e) following a shareholder or a group of shareholders acting in concert having accumulated shareholdings in excess of 15% of the share capital registered with the commercial register of the Canton of Zurich, without having submitted to the other shareholders a take-over offer recommended by the Board of Directors, or (f) for the defense of an actual, threatened or potential takeover bid, in relation to which the Board of Directors has not recommended to the shareholders acceptance on the basis that the Board of Directors has not found the takeover bid to be financially fair to the shareholders.
Conditional share capital
As of December 31, 2023 the Company’s share capital was allowed to be increased by an amount not to exceed CHF 105,337 through the issuance of up to 1,053,372 fully paid up shares with a par value of CHF 0.10 per share through the direct or indirect issuance of shares, options or preemptive rights granted to employees, members of the Board of Directors or members of any advisory boards. During 2023, the share capital was increased out of this conditional capital for employee participation (Article 3b of the Articles of Association). As a result, the available conditional capital for employee participation was reduced by CHF 30,959 from CHF 136,296 to CHF 105,337.
In addition, the share capital may be increased by an amount not to exceed CHF 226,087 through the issuance of up to 2,260,870 fully paid up shares with a par value of CHF 0.10 per share through the exercise or mandatory exercise of conversion, exchange, option, warrant or similar rights for the subscription of shares granted to shareholders or third parties alone or in connection with bonds, notes, options, warrants or other securities or contractual obligations by or of the Company. During 2023, this conditional capital for financing transactions and other purposes (Article 3c of the Articles of Association) remained unchanged.
In 2023, 2022 and 2021 the cash proceeds from the exercise of share options and the vesting of Performance Share Units (“PSU”) and Restricted Share Units ("RSU"), amounted to CHF 30,959, CHF 251,957 and CHF 269,552 respectively and all resulted from the issuance of new shares (conditional share capital).